Balance Sheets (USD $)	Feb. 28, 2011	Nov. 30, 2011 Unaudited
Cash and cash equivalents	$ 407,912	$ 502,074
Accounts receivable	409,692	552,196
Prepaid expenses	136,141	194,486
Deposits	150,000	0
Net asstes	1,103,745	1,248,756
Equipment (note 4)	217,875	160,508
Total assets	1,321,620	1,409,264
Accounts payable and accrued liabilities	1,690,208	968,794
Loans payable (note 8)	12,876	21,669
Promissory notes (note 7)	884,022	0
Total liabilities	2,587,106	990,463
Common stock Authorized: 200,000,000 shares without par value Issued: 65,025,730 (2011 - 54,003,827) (note 10)	30,750,401	33,015,292
Additional paid-in capital	15,262,405	15,791,580
Stock subscriptions	781,000	1,636,571
Accumulated deficit from prior operations	(2,003,427)	(2,003,427)
Accumulated deficit during the exploration stage	(46,293,923)	(48,347,058)
Accumulated other comprehensive income	238,058	325,843
Total stockholders’ deficiency	(1,265,486)	418,801
Total liabilities and stockholders’ deficiency	$ 1,321,620	$ 1,409,264